Loan Receivable - Schedule of Loan Agreement (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loan Agreement [Line Items]
Loan Receivable			$ 955,022	$ 593,232
Loan to Cellen Life Sciences Limited [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable	[1]		503,493
Loan to an arm’s length party [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable	[2]		83,357
Loan to First Towers & Fiber Corp. [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable	[3]		352,953
Advances to Halo [Member]
Schedule of Loan Agreement [Line Items]
Loan Receivable	[4]		$ 15,219

[1]	On November 10, 2022, the Company entered into an agreement (the “Loan Restructuring Agreement”) with Cellen Life Sciences Limited and Cellen Biotech Limited (collectively referred to as “Cellen”) which entails the restructuring of the payment terms applicable to the $500,000 loan payable by Cellen to the Company pursuant to a Bridge Loan Facility Agreement previously entered into on December 2, 2021. In terms of the Loan Restructuring Agreement, Cellen shall repay the $500,000 by no later than the fourth anniversary of the Loan Restructuring Agreement, namely by November 10, 2026. The loan shall not bear interest until the 2nd anniversary (namely November 10, 2024) of the Loan Restructuring Agreement, where thereafter, it shall bear interest at a rate of 5% per annum on the principal amount of the loan ($500,000). The loan is secured over the assets of Cellen. During the year ended December 31, 2025, the Company no longer controlled Canmart and as a result, the Company derecognized all assets and liabilities at their book values on May 30, 2025. The Company wrote down this loan with a net book value of $503,493 to $nil (note 6).
[2]	During the year ended December 31, 2023, the Company loaned an amount of $84,020 (£66,000) to an arm’s length party. This loan is non-interest bearing, unsecured and has no specific terms of repayment. During the year ended December 31, 2024, the Company loaned out an additional $633 (£500). The additional loan is non-interest bearing, unsecured and has no specific terms of repayment. During the year ended December 31, 2025, the Company received a partial repayment of $347 (£270). As of December 31, 2025, the Company no longer controlled Canmart and as a result, the Company derecognized all assets and liabilities at their book values on May 30, 2025. The Company wrote down this loan with a net book value of $89,220 to $nil (note 6.
[3]

On November 21, 2024, the Company entered into a Bridge Loan Agreement with First Towers & Fiber Corp., a corporation incorporated under the laws of the Province of British Columbia (“First Towers”) and a company controlled by a director of the Company (note 18), pursuant to which the Company loaned out $350,000 (the “Loan”) to First Towers. Interest of the prime rate (as defined in the Loan Agreement) plus 2% will accrue and be calculated daily on the principal amount of the Loan on the basis of the actual number of days the Loan is outstanding in a year of 365 or 366 days, as applicable, and will be compounded and payable monthly in arrears on the first business day of each month.

The obligations under the Loan will rank as the third ranking and most senior secured debt of First Towers. The Loan, together with all accrued interest, fees and other amount payable pursuant to the Loan Agreement, will be due and payable by First Towers in full on demand by the Company. In addition, First Towers has the right at any time to repay the Loan or any part of the Loan without premium, penalty or bonus. As general and continuing collateral security for the obligations under the Loan Agreement, First Towers agreed to execute and deliver to and in favor of the Company, a general security agreement creating a third-ranking security interest over all of First Towers’ property, an investment property pledge agreement creating a third-ranking security interest in all present and after acquired shares owned in First Towers (the “Pledged Shares”), a control agreement for the Pledged Shares, and an insurance transfer and consent, assigning certain insurance of First Towers to the Company as mortgagee, third loss payee and additional named insured as required by the Loan Agreement.

[4]

During the year ended December 31, 2024, the Company paid and accrued an amount of $15,969 (CAD21,875) of fees for services rendered by certain legal firms to Halo, a company controlled by the interim CEO of the Company (note 18). The transactions were accounted by the Company as advances or loans to Halo. The loans are non-interest bearing, unsecured and has no specific terms of repayment.

During the year ended December 31, 2025, the Company paid an additional amount of $220,030 (CAD307,437) of fees for services rendered by certain legal firms to Halo. These amounts, accounted as loans, are non-interest bearing, unsecured and have no specific terms of repayment. During the year ended December 31, 2025, the Company determined that the receivable balance are no longer collectible from Halo and recognized a write-off of $235,686.